Share capital and other equity - Paid-in equity (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£) £ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Borrowings
Equity	£ 42,613		£ 39,378	£ 37,188	£ 36,496
Paid-in equity
Borrowings
Equity	£ 4,571		5,280	3,890	£ 3,890
Paid-in equity | Additional tier 1 note callable August, 2025, USD
Borrowings
Equity			736	735
Notional amount | $		$ 1,150
Interest rate	8.00%	8.00%
Paid-in equity | Additional tier 1 note callable December 2025 - June, 2026, USD
Borrowings
Equity			1,220	1,220
Notional amount | $		$ 1,500
Interest rate	6.00%	6.00%
Paid-in equity | Additional tier1 note callable May - November 2027, GBP
Borrowings
Equity	£ 998		998	998
Notional amount	£ 1,000
Interest rate	5.125%	5.125%
Conversion rate | £ / shares	£ 1.764
Paid-in equity | Additional tier 1 notes, callable March 2028, GBP
Borrowings
Equity	£ 399		399	399
Notional amount	£ 400
Interest rate	4.50%	4.50%
Conversion rate | £ / shares	£ 1.764
Paid-in equity | Additional tier 1 notes, callable June 2031, USD
Borrowings
Equity	£ 539		539	£ 538
Notional amount | $		$ 750
Interest rate	4.60%	4.60%
Conversion rate | $ / shares		$ 2.462
Paid-in equity | Additional tier 1 notes, callable February 2032, GBP
Borrowings
Equity	£ 748
Notional amount	£ 750
Interest rate	7.50%	7.50%
Conversion rate | £ / shares	£ 1.764
Paid-in equity | Additional tier 1 notes, callable November 2033, USD
Borrowings
Equity	£ 798		798
Notional amount | $		$ 1,000
Interest rate	8.125%	8.125%
Conversion rate | $ / shares		$ 2.205
Paid-in equity | Additional tier 1 notes, callable November 2034, USD
Borrowings
Equity	£ 590		£ 590
Notional amount | $		$ 750
Interest rate	7.30%	7.30%
Conversion rate | $ / shares		$ 2.226
Paid-in equity | Additional tier 1 notes, callable February 2035, GBP
Borrowings
Equity	£ 499
Notional amount	£ 500
Interest rate	7.625%	7.625%
Conversion rate | £ / shares	£ 1.764
Paid-in equity | Minimum | Instruments are converted to into ordinary shares at fixed price
Borrowings
CET1 ratio (as a percent)	7.00%	7.00%